Income Taxes - Schedule of Tax Credits That Expire Over Varying Amounts and Periods (Detail) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
U.S. State [Member]
Tax Credit Carryforward [Line Items]
Tax credit Carryover	$ 19.3
Canada [Member] | Foreign [Member]
Tax Credit Carryforward [Line Items]
Tax credit Carryover	$ 9.0
Minimum [Member] | Canada [Member] | Foreign [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryovers year of expiration	2016
Maximum [Member] | Canada [Member] | Foreign [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryovers year of expiration	2033